Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Supplementary Financial Information [Abstract]
Interest	$ 95	$ 89	$ 182	$ 178	$ 358	$ 351		$ 341
Amortization of debt issuance costs and discounts	2	2	4	3	6	3		3
Less allowance for funds used during construction - capitalized interest portion	(4)	(4)	(7)	(6)	(13)	(12)		(8)
Total interest expense and related charges	$ 93	$ 87	$ 179	$ 175	$ 351	$ 342	[1]	$ 336	[1]

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.